Intangible Assets and Work-in- Progress (Details) - Schedule of intangible assets - TINGO, INC. [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Cost [Member]
Cost
Beginning balance	$ 6,193,507	$ 6,193,507	$ 6,193,507
Additions
Forex translation difference	(904,770)	(454,361)
Ending balance	5,288,737	5,739,146	6,193,507
Amortization [Member]
Cost
Beginning balance	4,026,671	3,138,446	3,138,446
Charge for the period		860,872
Forex translation difference	(398,817)	(230,239)
Ending balance	3,911,795	3,769,079	$ 4,026,671
Carrying Amount	$ 1,376,942	$ 1,970,067